SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION

NOTE 15:-SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION

a.The Company applies ASC topic 280, "Segment Reporting", ("ASC No. 280"). The Company operates in one reportable segment. Total revenues are attributed to geographic areas based on the location of the end customer.

b.The following tables present total revenues for the years ended December 31, 2017, 2018 and 2019 and long-lived assets as of December 31, 2018 and 2019:

Revenues:

	Year ended December 31,
	2017	2018	2019

North America (*)	$220,124	$316,446	$414,775
Europe	110,419	159,768	195,324
Latin America	36,816	46,232	51,108
Asia and others	58,277	81,258	99,881

	$425,636	$603,704	$761,088

(*)    Include revenue from USA in amount of $192,153, $278,784 and $363,431 for 2017, 2018 and 2019, respectively.

Long-lived assets:

	December 31,
	2018	2019

Israel	$17,581	$18,863
Europe	699	3,642
North America	3,667	9,201

	$21,947	$31,706